Management of Financial Risk (Details Narrative)	12 Months Ended
Jan. 31, 2023 CAD ($)
Management of Financial Risk
Total Cash	$ 8,307
Description of currency risk	A 5% change in exchange rates will increase or decrease the Company’s loss by approximately $170,000